UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.

Portfolio of Investments

June 30, 2008 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 27.3%
Brady Corporation (Class A)	375,600	$12,969,468
Charles River Laboratories International, Inc. *	286,300	18,300,296
CLARCOR, Inc.	267,300	9,382,230
Copart, Inc. *	220,000	9,420,400
Invitrogen Corporation *	360,300	14,145,378
Landauer, Inc.	3,800	213,712
Manpower Inc.	153,800	8,957,312
ScanSource Inc. *	614,800	16,452,048
		$89,840,844
PRODUCER DURABLE GOODS — 14.9%
Franklin Electric Co., Inc.	210,300	$8,155,434
Graco Inc.	215,900	8,219,313
HNI Corporation	405,000	7,152,300
IDEX Corporation	331,650	12,217,986
WABCO Holdings, Inc.	40,000	1,858,400
Zebra Technologies Corporation (Class A) *	347,300	11,335,872
		$48,939,305
TECHNOLOGY — 13.1%
Cognex Corporation	531,500	$12,251,075
Maxim Integrated Products, Inc.	290,900	6,152,535
Microchip Technology, Incorporated	338,800	10,346,952
Plantronics, Inc.	549,600	12,267,072
SanDisk Corporation *	120,200	2,247,740
		$43,265,374
ENERGY — 12.4%
Helix Energy Solutions Group, Inc. *	460,400	$19,171,056
Noble Corporation	331,500	21,534,240
		$40,705,296
RETAILING — 8.8%
CarMax, Inc. *	698,800	$9,915,972
O’Reilly Automotive, Inc. *	469,400	10,491,090
Signet Group, plc	8,650,000	8,563,500
		$28,970,562
TRANSPORATION — 7.3%
Heartland Express, Inc.	760,200	$11,334,582
Knight Transporation, Inc.	701,800	12,842,940
		$24,177,522
HEALTH CARE — 6.9%
AmSurg Corporation *	244,300	$5,948,705
Bio-Rad Laboratories, Inc. (Class A)*	81,200	6,568,268
Lincare Holdings Inc. *	356,300	10,118,920
		$22,635,893
FINANCIAL — 2.5%
Brown & Brown, Inc.	466,600	$8,114,174
ENTERTAINMENT — 2.0%
Carnival Corporation (Class A)	198,200	$6,532,672
TOTAL COMMON STOCKS — 95.2% (Cost $325,466,470)		$313,181,642
SHORT-TERM INVESTMENTS — 4.4% (Cost $14,630,209)
Federal Farm Credit Bank (Discount Note) — 2% 07/01/08	$6,931,000	$6,931,000
ChevronTexaco Funding Corporation — 1.85% 07/03/08	7,700,000	7,699,209
TOTAL SHORT-TERM INVESTMENTS		$14,630,209
TOTAL INVESTMENTS — 99.6% (Cost $340,096,679) — Note 2		$327,811,851
Other assets and liabilities, net — 0.4%		1,165,099
TOTAL NET ASSETS — 100.0%		$328,976,950

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, on October 1, 2007. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2008:

Level 1 – Quoted Prices	$313,181,642
Level 2 – Other significant observable inputs**	14,630,209
Level 3 – Significant unobservable inputs	—
Total investments	$327,811,851
**	Comprised solely of short-term investments with maturities of 60 days or less that are valued at amortized cost.

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$31,798,596
Gross unrealized depreciation:	(44,083,424)
Net unrealized depreciation:	$(12,284,828)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: August 29, 2008

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: August 29, 2008